Basis of consolidation and presentation (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company's Main Operating Subsidiaries
The following are our subsidiaries as of the end of the years presented:

Name of the subsidiary (in alphabetical order)	Type	Country of incorporation	As of December 31, 2022	As of December 31, 2021
			% Owned
Badurey S.A.	Holding	Uruguay	100%	100%
BD Travelsolution, S. de R.L. de C.V. (1)	Operating	Mexico	100%	100%
Click Hoteles.com, LLC	Holding	United States	100%	100%
Decolar.com Ltda.	Operating	Brazil	100%	100%
Decolar.com, Inc.	Holding	United States	100%	100%
Despegar Colombia S.A.S.	Operating	Colombia	100%	100%
Despegar Ecuador S.A.	Operating	Ecuador	100%	100%
Despegar.com Chile SpA	Operating	Chile	100%	100%
Despegar.com México S.A. de C.V.	Operating	Mexico	100%	100%
Despegar.com Peru S.A.C.	Operating	Peru	100%	100%
Despegar.com USA, Inc.	Operating	United States	100%	100%
Despegar.com.ar S.A.	Operating	Argentina	100%	100%
DFinance Holding Ltda.	Holding	Brazil	100%	100%
Holidays S.A.	Operating	Uruguay	100%	100%
Jamiray International S.A.	Operating	Uruguay	100%	100%
Koin (BVI) Limited	Holding	British Virgin Islands	100%	—%
Xirex Contigo Sapi De CV Sofom ENR	Operating	Mexico	100%	—%
Ruselmy S.A.	Operating	Uruguay	100%	—%
Koin Administradora de Cartões e Meios de Pagamento S.A.	Operating	Brazil	100%	84%
Rivamor S.A.	Holding	Uruguay	100%	100%
Ruotej S.A.	Operating	Uruguay	100%	—%
Satylca S.C.A.	Holding	Uruguay	100%	100%
Servicios Online 3351 de Venezuela C.A.	Operating	Venezuela	100%	100%
South Net Chile, SpA (1)	Operating	Chile	100%	100%
South Net Turismo Perú S.R.L. (2)	Operating	Peru	—%	100%
South-Net Turismo S.A.U.	Operating	Argentina	100%	100%
Transporturist, S.A. de C.V.	Operating	Mexico	100%	100%
Travel Reservations S.R.L.	Operating	Uruguay	100%	100%
TVLX - Viagens e Turismo S.A. (3)	Operating	Brazil	100%	—%
Viajes Beda, S.A. de C.V.	Operating	Mexico	100%	100%
Viajes Despegar.com O.N.L.I.N.E. S.A.	Operating	Costa Rica	100%	100%

(1)	In process of dissolution.
(2)	Liquidated as of December 31, 2022.
(3)	Merged with Decolar.com Ltda. on January 1, 2023.

Summary of Reclassified Costs
The following table presents a summary of the amounts as reported and as reclassified in our consolidated statements of operations for the years ended December 31, 2021 and 2020:

	For the year ended December 31, 2021		For the year ended December 31, 2020
	As reported	As reclassified	As reported	As reclassified
Cost of revenue	(157,003)	(160,240)	(85,518)	(103,825)
General and administrative	(86,931)	(83,694)	(94,722)	(76,415)
The following tables present the note as originally reported and as revised for the years ended December 31, 2021 and 2020:
As originally reported:

	Balance, beginning of year	Charges to earnings	Charges to other accounts	Deductions	Balance, end of year
2020
Allowance for cancellations	$1,986	$14,182	$(854)	$(302)	$15,012
2021
Allowance for cancellations	$15,012	$6,117	$69	$(1,982)	$19,216
As revised:

	Balance, beginning of year	Charges to earnings	Charges to other accounts	Deductions	Balance, end of year
2020
Allowance for cancellations	$1,986	$41,485	$(854)	$(27,605)	$15,012
2021
Allowance for cancellations	$15,012	$31,016	$69	$(26,881)	$19,216

Schedule of Error Corrections and Prior Period Adjustments
The quantitative impact of the error on weighted average common shares outstanding and loss per share for the years impacted is as follows:

	2021	2020
Net loss for the year (*)	(105,865)	(142,869)
Less: Net loss attributable to redeemable non-controlling interest (*)	1,237	282
Net loss for the year attributable to Despegar.com, Corp. (*)	$(104,628)	$(142,587)
Accretion of redeemable non-controlling interest (*)	(1,355)	(78)
Accretion of Series A non-convertible preferred shares (*)	(10,600)	(2,831)
Accrual of cumulative dividends of Series A non-convertible preferred shares (*)	(15,251)	(4,212)
Accrual of dividends of Series B convertible preferred shares (*)	(2,000)	(553)
Net loss for the year attributable to Despegar.com, Corp. common shareholders (*)	$(133,834)	$(150,261)
Numerator of basic and diluted losses per share (*)	$(133,834)	$(150,261)
Weighted average common shares outstanding - basic and diluted – as previously reported	81,625	73,001
Denominator of basic and diluted losses per share – as previously reported	81,625	73,001
Basic and diluted losses per share – as previously reported [A]	$(1.64)	$(2.06)
Weighted average common shares outstanding - basic and diluted – as revised	76,653	67,994
Denominator of basic and diluted losses per share – as revised	76,653	67,994
Basic and diluted losses per share – as revised [B]	$(1.75)	$(2.21)

Impact on loss per share

Understated by [A] – [B]	$0.11	$0.15
Impact in % ([B] – [A])/[A]	7%	7%
(*) No change from previously reported amounts